UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	191,900	$1,688,720
Arcos Dorados Holdings, Inc., Class A	500,800	2,994,784
Banco Macro SA, Class B	130,676	875,460
Banco Macro SA, Class B ADR	13,200	522,852
BBVA Banco Frances SA	76,594	579,439
BBVA Banco Frances SA ADR	6,799	87,843
Cresud SA ADR	58,790	640,811
Grupo Financiero Galicia SA, Class B ADR	111,800	1,588,678
IRSA Inversiones y Representaciones SA	119,544	290,585
IRSA Inversiones y Representaciones SA ADR	18,400	253,184
Ledesma SAAI	259,501	307,703
MercadoLibre, Inc.	49,700	5,399,905
Molinos Rio de la Plata SA, Class B(1)	93,310	558,742
Pampa Energia SA ADR(1)	210,500	2,262,875
Petrobras Energia SA ADR	423,093	2,767,028
Siderar SAIC	2,005,200	1,697,650
Telecom Argentina SA ADR	153,100	3,107,930
Telecom Argentina SA, Class B	229,824	1,648,705
Transportadora de Gas del Sur SA(1)	252,923	299,903
Transportadora de Gas del Sur SA ADR(1)	223,736	742,804
YPF SA ADR	101,600	3,758,184

		$32,073,785

Bahrain — 0.5%
Ahli United Bank BSC	8,950,414	$7,143,530
Al-Salam Bank	12,108,076	6,399,603
Gulf Finance House EC(1)	23,571,760	3,202,042
Ithmaar Bank BSC(1)	11,216,152	2,184,853

		$18,930,028

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$412,389
Al-Arafah Islami Bank, Ltd.(1)	3,219,220	678,456
Bangladesh Building Systems, Ltd.(1)	439,000	340,420
Bangladesh Export Import Co., Ltd.(1)	4,670,725	2,705,757
Beximco Pharmaceuticals, Ltd.	1,087,222	983,298
British American Tobacco Bangladesh Co., Ltd.	27,950	1,019,768
BSRM Steels, Ltd.	1,250,000	1,884,419
City Bank, Ltd. (The)(1)	3,467,280	861,348
Grameenphone, Ltd.	943,200	4,648,631
Heidelberger Cement Bangladesh, Ltd.	103,700	712,450
Islami Bank Bangladesh, Ltd.	2,422,550	784,643
Jamuna Oil Co., Ltd.	193,500	637,820
Khulna Power Co., Ltd.	1,208,340	784,605
Lankabangla Finance, Ltd.	1,645,350	1,125,295
Malek Spinning Mills, Ltd.	1,020,000	306,014
Meghna Petroleum, Ltd.	191,000	669,453
National Bank, Ltd.(1)	7,923,850	1,248,684
Olympic Industries, Ltd.	206,500	661,159
Padma Oil Co., Ltd.	175,100	778,495

Security	Shares	Value
People’s Leasing and Financial Services, Ltd.(1)	604,890	$206,408
Pubali Bank, Ltd.	1,779,933	618,351
Social Islami Bank, Ltd.	2,453,500	405,631
Southeast Bank, Ltd.	1,909,500	466,129
Square Pharmaceuticals, Ltd.	1,280,553	4,302,612
Summit Power, Ltd.(1)	1,315,715	701,971
Titas Gas Transmission & Distribution Co., Ltd.	1,857,500	2,128,517
United Airways Bangladesh, Ltd.(1)	7,700,112	1,065,674
United Commercial Bank, Ltd.	5,012,000	1,781,161

		$32,919,558

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$556,552
Botswana Insurance Holdings, Ltd.	801,726	984,123
First National Bank of Botswana	7,511,600	2,917,108
Letshego Holdings, Ltd.	16,310,999	4,690,314
Sechaba Breweries, Ltd.	1,086,400	3,165,165
Sefalana Holding Co.	991,000	911,963
Standard Chartered Bank Botswana, Ltd.	850,790	1,091,083

		$14,316,308

Brazil — 5.7%
AES Tiete SA, PFC Shares	121,216	$1,067,186
All America Latina Logistica SA (Units)	501,200	1,302,270
AMBEV SA	1,984,125	13,001,885
B2W Companhia Global do Varejo(1)	118,400	1,586,567
Banco Bradesco SA ADR, PFC Shares	235,428	3,354,849
Banco Bradesco SA, PFC Shares	910,996	12,966,643
Banco do Brasil SA	547,199	5,655,861
Banco Santander Brasil SA	249,400	1,612,911
Banco Santander Brasil SA ADR	166,200	1,086,948
BM&F Bovespa SA	962,500	4,400,112
Bombril SA, PFC Shares	39,000	44,294
BR Malls Participacoes SA	271,000	2,140,100
BR Properties SA	172,100	914,023
Bradespar SA, PFC Shares	77,600	568,110
Braskem SA, PFC Shares	61,000	403,718
BRF-Brasil Foods SA	252,966	6,018,891
BRF-Brasil Foods SA ADR	25,600	609,024
Centrais Eletricas Brasileiras SA, PFC Shares	316,182	1,304,642
CETIP SA - Mercados Organizados	155,700	1,927,366
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	623,623
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,355,667
Cia de Concessoes Rodoviarias SA (CCR)	744,600	5,104,438
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	1,835,978
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	513,363
Cia de Saneamento de Minas Gerais-COPASA	64,400	815,606
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	377,207
Cia Energetica de Minas Gerais SA, PFC Shares	614,453	3,762,905
Cia Energetica de Sao Paulo, Class B, PFC Shares	170,800	1,826,798
Cia Hering	124,800	1,264,443
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,420,636
Cia Siderurgica Nacional SA	253,400	900,656
Cia Siderurgica Nacional SA ADR	62,200	220,810
Cielo SA	961,000	15,704,218

Security	Shares	Value
Contax Participacoes SA, PFC Shares	151,000	$164,711
Cosan SA Industria e Comercio	52,100	837,346
CPFL Energia SA	203,000	1,584,856
Cyrela Brazil Realty SA	166,624	840,693
Duratex SA	168,483	622,239
EcoRodovias Infraestrutura e Logistica SA	165,800	816,892
EDP-Energias do Brasil SA	240,700	983,352
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	516,347
Embraer SA	483,332	4,768,652
Embraer SA ADR	26,152	1,025,682
Equatorial Energia SA	20,700	209,727
Estacio Participacoes SA	184,200	1,914,431
Fibria Celulose SA(1)	24,585	269,579
Fibria Celulose SA ADR(1)	54,900	603,900
Gafisa SA	542,900	656,515
Gerdau SA ADR	170,900	820,320
Gerdau SA, PFC Shares	161,400	776,751
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	893,841
Hypermarcas SA(1)	213,700	1,534,816
Iochpe-Maxion SA	78,100	532,206
Itau Unibanco Holding SA ADR, PFC Shares	136,342	1,892,427
Itau Unibanco Holding SA, PFC Shares	1,040,732	14,400,814
Itausa-Investimentos Itau SA, PFC Shares	2,042,994	7,737,128
JBS SA	444,227	1,660,577
Klabin SA, PFC Shares	981,500	950,324
Kroton Educacional SA	641,732	4,032,208
Light SA	83,200	702,922
Localiza Rent a Car SA	132,025	1,914,234
Lojas Americanas SA, PFC Shares	469,642	2,665,030
Lojas Renner SA	96,800	2,810,967
Marcopolo SA, PFC Shares	775,200	1,260,462
Metalurgica Gerdau SA, PFC Shares	110,200	637,046
MRV Engenharia e Participacoes SA	288,000	965,981
Natura Cosmeticos SA	104,400	1,577,249
Odontoprev SA	51,000	185,436
Oi SA ADR	111,652	78,156
Oi SA, PFC Shares	7,029,742	4,997,141
PDG Realty SA Empreendimentos e Participacoes(1)	920,600	413,711
Petroleo Brasileiro SA	275,200	1,939,414
Petroleo Brasileiro SA ADR	501,900	7,473,291
Petroleo Brasileiro SA, PFC Shares	1,255,500	9,278,723
Prumo Logistica SA(1)	1,122,100	412,579
Qualicorp SA(1)	109,400	1,082,491
Randon Participacoes SA, PFC Shares	211,812	557,275
Souza Cruz SA	198,800	1,599,984
Suzano Papel e Celulose SA, PFC Shares	150,500	605,013
Telefonica Brasil SA ADR	25,500	501,840
Telefonica Brasil SA, PFC Shares	370,805	7,332,024
Tim Participacoes SA	943,944	4,970,866
Totvs SA	159,400	2,424,456
Tractebel Energia SA	111,600	1,568,851
Ultrapar Participacoes SA	140,048	2,964,309
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	243,800	634,463
Vale SA ADR, PFC Shares	337,600	3,278,096
Vale SA, PFC Shares	853,792	8,294,627

Security	Shares	Value
Weg SA	260,910	$3,045,327

		$222,910,046

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$84,624
Bulgartabak Holding(1)	3,450	103,254
CB First Investment Bank AD(1)	54,000	102,709
Chimimport AD(1)	825,588	1,088,731
Corporate Commercial Bank AD(1)(2)	19,900	0
Industrial Holding Bulgaria PLC(1)	576,865	391,530
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	114,923
Sopharma AD	303,500	791,555

		$2,677,326

Chile — 3.0%
AES Gener SA	2,699,259	$1,423,691
Aguas Andinas SA, Series A	3,538,400	2,061,491
Almendral SA	7,092,000	563,163
Antarchile SA, Series A	114,800	1,487,357
Banco de Chile	47,499,753	5,846,001
Banco de Chile ADR	20,591	1,523,116
Banco de Credito e Inversiones	78,597	4,454,148
Banco Santander Chile SA ADR	269,549	5,954,337
Banmedica SA	160,896	273,147
Besalco SA	823,600	571,326
Cap SA	155,300	1,645,984
Cencosud SA	2,049,801	6,055,081
Cia Cervecerias Unidas SA ADR	108,600	2,392,458
Cia General de Electricidad SA	166,310	790,993
Cia Sud Americana de Vapores SA(1)	10,829,733	405,544
Colbun SA	8,562,100	2,168,669
Corpbanca SA	222,749,200	2,844,993
Corpbanca SA ADR	56,666	1,089,120
Cruz Blanca Salud SA	294,892	244,028
Embotelladora Andina SA, Series A ADR	25,100	405,365
Embotelladora Andina SA, Series A, PFC Shares	202,478	555,128
Embotelladora Andina SA, Series B ADR	49,672	951,716
Empresa Nacional de Electricidad SA ADR	134,059	5,893,234
Empresa Nacional de Telecommunicaciones SA	300,123	3,400,282
Empresas CMPC SA	2,175,800	5,146,917
Empresas Copec SA	1,001,804	12,292,793
Enersis SA	9,328,000	2,951,963
Enersis SA ADR	266,371	4,203,334
Forus SA	64,662	273,274
Inversiones Aguas Metropolitanas SA	485,500	743,434
Invexans SA(1)	46,613,425	623,409
Latam Airlines Group SA(1)	181,573	2,080,801
Latam Airlines Group SA ADR(1)	227,448	2,586,084
Latam Airlines Group SA BDR(1)	29,520	340,757
Masisa SA	5,792,050	232,389
Parque Arauco SA	1,452,200	2,791,875
Quinenco SA	490,001	1,060,812
Ripley Corp. SA	1,626,000	876,614
S.A.C.I. Falabella	1,395,142	10,507,150

Security	Shares	Value
Salfacorp SA	1,303,900	$978,707
Sigdo Koppers SA	879,641	1,463,247
Sociedad Matriz SAAM SA	6,677,681	552,589
Sociedad Quimica y Minera de Chile SA, Series A	20,950	560,371
Sociedad Quimica y Minera de Chile SA, Series B ADR	149,600	3,910,544
Sonda SA	2,847,562	6,616,979
Vina Concha y Toro SA ADR	26,701	1,061,098

		$114,855,513

China — 8.9%
Agile Property Holdings, Ltd.	486,000	$298,408
Agricultural Bank of China, Ltd., Class H	7,024,000	3,108,803
Air China, Ltd., Class H	1,770,000	1,120,970
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	834,832
Angang Steel Co., Ltd., Class H	704,000	445,614
Anhui Conch Cement Co., Ltd., Class H	481,000	1,528,815
ANTA Sports Products, Ltd.	887,000	1,793,355
Baidu, Inc. ADR(1)	78,900	17,218,347
Bank of China, Ltd., Class H	18,651,000	8,331,345
Bank of Communications, Ltd., Class H	2,201,300	1,539,168
BBMG Corp., Class H	1,134,500	782,656
Beijing Capital International Airport Co., Ltd., Class H	596,000	454,493
Beijing Enterprises Holdings, Ltd.	223,500	1,920,402
Beijing Enterprises Water Group, Ltd.	554,000	372,508
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	556,395
BYD Co., Ltd., Class H	575,000	3,813,913
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	2,380,000	902,944
China Bluechemical, Ltd., Class H	1,348,000	584,710
China Cinda Asset Management, Co., Ltd., Class H(1)	3,202,000	1,407,634
China CITIC Bank Corp., Ltd., Class H	2,727,000	1,652,138
China Coal Energy Co., Class H	2,861,000	1,670,261
China Communications Construction Co., Ltd., Class H	1,677,000	1,210,179
China Communications Services Corp., Ltd., Class H	2,166,000	1,001,197
China Construction Bank Corp., Class H	22,622,580	15,850,012
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,131,555
China Dongxiang (Group) Co., Ltd.	3,981,000	747,228
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	465,311
China Everbright International, Ltd.	1,156,000	1,525,543
China Everbright, Ltd.	456,000	852,802
China Gas Holdings, Ltd.	288,000	477,922
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	545,319
China International Marine Containers Co., Ltd., Class B	413,812	851,135
China Life Insurance Co., Ltd., Class H	2,107,000	5,856,561
China Longyuan Power Group Corp., Class H	1,851,000	1,806,575
China Mengniu Dairy Co., Ltd.	800,000	3,281,781
China Merchants Bank Co., Ltd., Class H	1,204,500	2,056,328
China Merchants Holdings (International) Co., Ltd.	790,000	2,439,937
China Merchants Property Development Co., Ltd., Class B	882,981	1,445,179
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,039,837
China Mobile, Ltd.	3,018,900	35,289,293
China National Building Material Co., Ltd., Class H	1,492,000	1,354,107
China Oilfield Services, Ltd., Class H	756,000	1,991,830
China Overseas Land & Investment, Ltd.	1,148,360	2,944,136
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	1,869,294
China Petroleum & Chemical Corp., Class H	12,211,800	10,680,956

Security	Shares	Value
China Pharmaceutical Group, Ltd.	1,084,000	$901,721
China Railway Construction Corp., Class H	947,500	858,622
China Railway Group, Ltd., Class H	2,265,000	1,199,455
China Resources Enterprise, Ltd.	688,000	1,628,580
China Resources Land, Ltd.	536,000	1,105,327
China Resources Power Holdings Co., Ltd.	1,147,000	3,090,427
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,605,466
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	1,011,988
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,115,166
China Southern Airlines Co., Ltd., Class H	2,064,500	675,994
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	599,908
China Telecom Corp., Ltd., Class H	8,226,000	5,042,406
China Travel International Investment Hong Kong, Ltd.	1,660,000	490,165
China Unicom (Hong Kong), Ltd.	2,590,290	3,884,771
China Vanke Co., Ltd., Class H(1)	1,106,117	1,933,444
China Yurun Food Group, Ltd.(1)	926,000	411,071
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,796,207
CITIC, Ltd.	628,000	1,054,562
CNOOC, Ltd.	7,777,500	13,392,698
Cosco Pacific, Ltd.	1,128,000	1,498,980
Country Garden Holdings Co.	1,582,000	596,693
Ctrip.com International, Ltd. ADR(1)	81,800	4,642,968
Datang International Power Generation Co., Ltd., Class H	2,826,000	1,478,318
Dazhong Transportation Group Co., Ltd., Class B	633,875	435,220
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,866,073
Golden Eagle Retail Group, Ltd.	516,000	600,028
Great Wall Motor Co., Ltd., Class H	836,750	3,242,777
Guangdong Investment, Ltd.	1,680,000	1,963,904
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,689,389
Guangzhou R&F Properties Co., Ltd., Class H	670,400	676,724
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	515,338
Hengan International Group Co., Ltd.	248,000	2,436,576
Huaneng Power International, Inc., Class H	1,948,000	2,124,268
Industrial & Commercial Bank of China, Ltd., Class H	22,783,000	14,210,103
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B(2)	392,000	157,192
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	722,718
Jiangsu Expressway Co., Ltd., Class H	796,000	836,308
Jiangxi Copper Co., Ltd., Class H	871,000	1,441,580
Kingboard Chemical Holdings, Ltd.	421,200	836,298
Kunlun Energy Co., Ltd.	1,678,000	2,421,420
Lee & Man Paper Manufacturing, Ltd.	876,000	445,040
Lenovo Group, Ltd.	2,596,000	3,866,723
Li Ning Co., Ltd.(1)	1,335,750	703,154
Lonking Holdings, Ltd.	2,438,000	438,392
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	301,906
Mindray Medical International, Ltd. ADR	66,700	2,011,672
NetEase.com, Inc. ADR	22,000	1,884,520
New Oriental Education & Technology Group, Inc. ADR	181,200	4,203,840
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,012,959
Parkson Retail Group, Ltd.	1,024,000	297,478
PetroChina Co., Ltd., Class H	10,100,300	12,945,075
PICC Property & Casualty Co., Ltd., Class H	1,168,000	2,071,834
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	4,114,888
Poly Property Group Co., Ltd.	970,000	372,529
Qingling Motors Co., Ltd., Class H	1,448,966	427,129
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,260,484
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,695,344

Security	Shares	Value
Shanghai Diesel Engine Co., Ltd., Class B	854,400	$645,611
Shanghai Electric Group Co., Ltd., Class H	1,644,000	872,046
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	287,301
Shanghai Industrial Holdings, Ltd.	291,000	861,580
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,054,780
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	396,134
Shimao Property Holdings, Ltd.	532,000	1,073,287
Sihuan Pharmaceutical Holdings Group, Ltd.	4,616,000	3,481,053
SINA Corp.(1)	25,700	1,057,298
Sino Biopharmaceutical, Ltd.	1,752,000	1,750,328
Sino-Ocean Land Holdings, Ltd.	1,370,500	718,936
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,442,000	803,589
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	2,230,848
Sinopharm Group Co., Ltd., Class H	975,600	3,558,246
Sohu.com, Inc.(1)	8,700	437,001
Tencent Holdings, Ltd.	1,571,000	23,338,271
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,110,431
Travelsky Technology, Ltd., Class H	1,218,000	1,314,724
Tsingtao Brewery Co., Ltd., Class H	1,074,000	7,629,092
Want Want China Holdings, Ltd.	3,531,000	4,408,928
Weichai Power Co., Ltd., Class H	226,800	819,755
Wumart Stores, Inc., Class H	832,000	777,665
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,526,475
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	436,694
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,221,072
Zhejiang Expressway Co., Ltd., Class H	870,000	883,914
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,114,033
Zijin Mining Group Co., Ltd., Class H	3,148,000	773,933
ZTE Corp., Class H	590,616	1,313,002

		$345,191,575

Colombia — 1.6%
Almacenes Exito SA	523,055	$7,655,994
Banco Davivienda SA, PFC Shares	141,300	2,034,725
Banco de Bogota	54,162	1,886,715
Bancolombia SA ADR, PFC Shares	127,200	7,214,784
Bolsa de Valores de Colombia	85,691,900	1,011,378
Celsia SA ESP	833,260	2,501,844
Cementos Argos SA	384,100	2,048,538
Cemex Latam Holdings SA(1)	25,100	223,112
Corporacion Financiera Colombiana SA	125,726	2,483,483
Ecopetrol SA	4,549,600	7,110,874
Empresa de Energia de Bogota SA	2,096,372	1,666,749
Empresa de Telecommunicaciones de Bogota SA	2,267,738	621,530
Fabricato SA(1)	34,115,900	283,036
Grupo Argos SA	341,000	3,822,577
Grupo Argos SA, PFC Shares	106,740	1,186,003
Grupo Aval Acciones y Valores SA	1,723,100	1,174,264
Grupo Aval Acciones y Valores SA, PFC Shares	888,900	610,160
Grupo de Inversiones Suramericana	327,100	6,564,631
Grupo Nutresa SA	308,763	4,223,583
Grupo Odinsa SA	111,623	452,281
Interconexion Electrica SA	859,500	3,930,365

Security	Shares	Value
ISAGEN SA ESP	1,706,300	$2,317,203

		$61,023,829

Croatia — 0.6%
AD Plastik DD	51,587	$1,106,142
Adris Grupa DD, PFC Shares	45,976	2,548,219
Atlantic Grupa DD	10,811	1,833,669
Atlantska Plovidba DD(1)	15,437	979,031
Dalekovod DD(1)	20,940	58,854
Dalekovod DD	34,183	95,967
Ericsson Nikola Tesla	5,610	1,306,575
Hrvatski Telekom DD	324,565	8,707,448
Koncar-Elektroindustrija DD	6,287	779,459
Kras DD(1)	4,595	272,630
Ledo DD	452	601,567
Petrokemija DD(1)	17,450	86,844
Podravka Prehrambena Industrija DD(1)	57,587	3,234,506
Privredna Banka Zagreb DD	3,310	296,013
Valamar Adria Holding DD(1)	53,620	2,441,694
Zagrebacka Banka DD	30,550	188,731

		$24,537,349

Czech Republic — 1.3%
CEZ AS	716,870	$21,793,611
Komercni Banka AS	75,140	17,872,481
Komercni Banka AS GDR	27,154	2,152,807
New World Resources PLC, Class A(1)	860,500	29,512
Pegas Nonwovens SA	48,000	1,449,920
Philip Morris CR AS	6,810	3,193,185
Unipetrol AS(1)	500,500	2,829,296

		$49,320,812

Egypt — 1.8%
Alexandria Mineral Oils Co.	121,900	$1,363,900
Arab Cotton Ginning	1,880,400	1,364,563
Commercial International Bank	2,346,735	16,451,350
Eastern Tobacco	97,097	2,440,198
Egypt Kuwait Holding Co.(1)	1,277,057	1,174,532
Egyptian Financial & Industrial Co.	137,064	210,932
Egyptian Financial Group-Hermes Holding SAE(1)	1,590,030	4,119,624
Egyptian International Pharmaceutical Industrial Co.	153,932	1,294,399
Egyptian Resorts Co.(1)	4,213,900	859,169
El Ezz Aldekhela Steel Alexa Co.	4,750	455,653
El Sewedy Cables Holding Co.	384,121	2,473,549
Ezz Steel(1)	1,677,500	4,294,671
Ghabbour Auto(1)	345,862	1,717,416
Global Telecom Holding SAE(1)	9,908,210	6,942,613
Juhayna Food Industries(1)	2,665,536	3,723,683
Maridive & Oil Services SAE(1)	787,652	793,766
Medinet Nasr for Housing(1)	285,314	1,803,922
Misr Cement (Qena)	18,251	185,635
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	2,212,441

Security	Shares	Value
Oriental Weavers Co.	255,681	$1,750,782
Pioneers Holding(1)	734,900	1,445,492
Qalaa Holdings(1)	1,600,000	966,540
Sidi Kerir Petrochemicals Co.	957,400	2,562,668
Six of October Development & Investment Co.(1)	275,153	681,929
South Valley Cement	485,000	567,940
Suez Cement Co.	138,000	797,859
Talaat Moustafa Group	3,963,160	6,144,765
Telecom Egypt	1,449,600	2,760,925

		$71,560,916

Estonia — 0.2%
AS Baltika(1)	226,000	$138,309
AS Merko Ehitus	75,000	677,402
AS Nordecon International	223,282	283,725
AS Olympic Entertainment Group	803,899	2,073,026
AS Tallink Group	5,354,470	4,279,801
AS Tallinna Kaubamaja	202,800	1,297,807
AS Tallinna Vesi	35,235	565,363

		$9,315,433

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$55,065
CAL Bank, Ltd.	4,406,554	1,243,527
Ghana Commercial Bank, Ltd.	1,384,370	2,153,554
HFC Bank Ghana, Ltd.	3,899,473	1,593,091
Produce Buying Co., Ltd.(1)	650,000	23,821
SG-SSB, Ltd.	740,000	209,885
Standard Chartered Bank of Ghana, Ltd.	242,700	1,348,479
Total Petroleum Ghana, Ltd.	20,964	38,869
Unilever Ghana, Ltd.(1)	249,000	1,192,021

		$7,858,312

Greece — 1.3%
Aegean Marine Petroleum Network, Inc.	71,600	$656,572
Alpha Bank AE(1)	2,852,200	2,211,104
Costamare, Inc.	56,779	1,246,867
Diana Shipping, Inc.(1)	114,020	1,019,339
DryShips, Inc.(1)	544,200	1,344,174
Ellaktor SA(1)	446,201	1,718,724
FF Group(1)	63,075	2,345,869
Frigoglass SAIC(1)	72,845	248,283
GasLog, Ltd.	91,016	2,003,262
GEK Terna Holding Real Estate Construction SA(1)	243,061	982,274
Hellenic Exchanges SA	114,224	872,782
Hellenic Petroleum SA	170,529	1,115,420
Hellenic Telecommunications Organization SA(1)	523,000	6,866,885
Intralot SA(1)	260,400	526,543
JUMBO SA(1)	198,150	2,505,821
Marfin Investment Group Holdings SA(1)	1,111,163	429,661
Metka SA	84,400	1,083,651
Motor Oil (Hellas) Corinth Refineries SA	123,300	1,075,055
Mytilineos Holdings SA(1)	206,858	1,612,458
National Bank of Greece SA(1)	625,100	1,828,404
Navios Maritime Acquisition Corp.	191,284	518,380

Security	Shares	Value
Navios Maritime Holdings, Inc.	122,050	$732,300
OPAP SA	402,600	5,279,349
Piraeus Bank SA(1)	1,569,500	2,656,558
Public Power Corp. SA(1)	301,231	3,575,348
Safe Bulkers, Inc.	56,600	376,956
StealthGas, Inc.(1)	75,515	687,942
Titan Cement Co. SA	127,131	3,183,555
Tsakos Energy Navigation, Ltd.	126,600	807,708
Viohalco SA(1)	184,517	776,246

		$50,287,490

Hungary — 1.2%
Magyar Telekom Rt.(1)	4,030,434	$5,921,465
Magyar Telekom Rt. ADR(1)	37,300	269,754
MOL Hungarian Oil & Gas Rt.	221,545	10,848,871
OTP Bank Rt.	916,700	15,521,347
Richter Gedeon Nyrt.	813,720	12,707,407

		$45,268,844

India — 7.0%
ABB, Ltd.	23,000	$427,579
ACC, Ltd.	28,800	653,680
Adani Enterprises, Ltd.	139,500	1,060,727
Adani Ports and Special Economic Zone, Ltd.	551,200	2,479,420
Adani Power, Ltd.(1)	700,600	488,328
Aditya Birla Nuvo, Ltd.	14,406	376,621
Allahabad Bank, Ltd.	271,700	433,478
Andhra Bank	192,000	202,482
Apollo Hospitals Enterprise, Ltd.	61,400	1,121,361
Ashok Leyland, Ltd.(1)	614,926	410,302
Asian Paints, Ltd.	202,000	2,055,908
Axis Bank, Ltd.	936,500	5,742,431
Bajaj Auto, Ltd.	42,600	1,614,576
Bajaj Holdings & Investment, Ltd.	11,100	250,162
Balrampur Chini Mills, Ltd.(1)	332,600	269,434
Bank of India	251,800	936,941
Bharat Forge, Ltd.	43,136	571,597
Bharat Heavy Electricals, Ltd.	452,800	1,452,414
Bharat Petroleum Corp., Ltd.	134,400	1,427,070
Bharti Airtel, Ltd.	1,864,101	12,251,546
Biocon, Ltd.	78,400	632,201
Cairn India, Ltd.	328,800	1,654,537
Canara Bank, Ltd.	214,500	1,209,782
Century Textiles & Industries, Ltd.	50,000	437,675
Cipla, Ltd.	207,400	2,097,868
Coal India, Ltd.	372,500	2,053,382
Colgate-Palmolive (India), Ltd.	23,100	652,208
Container Corp. of India, Ltd.	69,900	1,529,580
Cummins India, Ltd.	68,800	748,926
Dabur India, Ltd.	278,000	997,454
Divi’s Laboratories, Ltd.	24,900	725,510
Dr. Reddy’s Laboratories, Ltd.	24,300	1,270,914
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,408,340
Essar Oil, Ltd.(1)	347,500	647,678
GAIL (India), Ltd.	250,150	1,802,216

Security	Shares	Value
GAIL (India), Ltd. GDR(3)	25,050	$1,079,144
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	366,300
Glenmark Pharmaceuticals, Ltd.	114,000	1,322,974
GMR Infrastructure, Ltd.	1,192,200	339,432
Grasim Industries, Ltd. GDR(3)	13,300	761,151
Great Eastern Shipping Co., Ltd. (The)	56,700	396,603
Gujarat Ambuja Cements, Ltd.	429,400	1,474,566
HCL Technologies, Ltd.	110,800	3,076,043
HDFC Bank, Ltd.	806,100	11,323,875
Hero MotoCorp, Ltd.	51,542	2,360,524
Hindalco Industries, Ltd.	491,910	1,238,205
Hindustan Petroleum Corp., Ltd.	98,600	772,564
Hindustan Unilever, Ltd.	588,309	7,109,455
Hindustan Zinc, Ltd.	199,000	514,247
Housing Development & Infrastructure, Ltd.(1)	1,236,101	1,668,803
Housing Development Finance Corp., Ltd.	1,003,500	17,074,978
ICICI Bank, Ltd.	356,400	8,255,792
ICICI Bank, Ltd. ADR	29,200	1,433,720
IDBI Bank, Ltd.	346,300	340,367
Idea Cellular, Ltd.	1,225,779	3,282,794
IDFC, Ltd.	1,112,000	2,462,846
Indiabulls Real Estate, Ltd.	919,100	995,541
Indian Hotels Co., Ltd.(1)	173,820	274,311
Indian Oil Corp., Ltd.	221,900	1,306,239
Infosys, Ltd.	340,151	20,686,606
ITC, Ltd.	1,223,800	7,336,338
Jain Irrigation Systems, Ltd.	169,800	221,188
Jaiprakash Associates, Ltd.	1,049,550	450,477
Jindal Steel & Power, Ltd.	257,300	723,004
JSW Energy, Ltd.	590,877	672,191
JSW Steel, Ltd.	73,900	1,378,015
Kotak Mahindra Bank, Ltd.	239,900	3,908,833
Larsen & Toubro, Ltd.	112,578	2,643,896
Larsen & Toubro, Ltd. GDR(3)	72,000	1,690,267
LIC Housing Finance, Ltd.	408,000	2,137,707
Lupin, Ltd.	97,200	2,189,883
Mahindra & Mahindra, Ltd.	167,400	3,671,984
Maruti Suzuki India, Ltd.	50,500	2,498,937
Motor Industries Co., Ltd.	3,900	940,509
Mphasis, Ltd.	53,500	371,569
Nestle India, Ltd.	12,100	1,167,897
NHPC, Ltd.	2,174,100	682,758
Nicholas Piramal India, Ltd.	41,782	515,062
NTPC, Ltd.	2,100,300	4,716,197
Oil & Natural Gas Corp., Ltd.	1,236,700	8,147,033
Oracle Financial Service Software, Ltd.	4,000	222,438
Petronet LNG, Ltd.	216,300	660,506
Power Grid Corporation of India, Ltd.	1,419,700	3,100,965
Punjab National Bank, Ltd.	13,000	184,829
Ranbaxy Laboratories, Ltd.(1)	26,000	267,905
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	720,267
Reliance Capital, Ltd.	241,130	1,774,844
Reliance Communications, Ltd.	945,300	1,503,564
Reliance Industries, Ltd.	934,912	14,248,550
Reliance Industries, Ltd. GDR(4)	42,816	1,304,162
Reliance Infrastructure, Ltd.	234,800	2,232,613
Reliance Power, Ltd.(1)	950,100	1,075,592

Security	Shares	Value
Sesa Sterlite, Ltd.	689,840	$3,029,927
Siemens India, Ltd.	57,800	768,436
State Bank of India	43,500	1,715,103
State Bank of India GDR(3)	28,800	2,267,105
Steel Authority of India, Ltd.	409,100	459,363
Sun Pharmaceutical Industries, Ltd.	496,000	6,854,544
Tata Chemicals, Ltd.	58,600	378,751
Tata Communications, Ltd.	47,000	271,708
Tata Consultancy Services, Ltd.	342,480	15,159,916
Tata Motors, Ltd.	514,600	4,184,264
Tata Motors, Ltd. ADR	19,800	865,458
Tata Power Co., Ltd.	1,428,648	1,911,633
Tata Steel, Ltd.	230,900	1,704,702
Tata Tea, Ltd.	156,000	401,330
Tech Mahindra, Ltd.	57,329	2,300,724
Titan Co., Ltd.	248,000	1,637,195
UltraTech Cement, Ltd.	37,900	1,605,037
United Spirits, Ltd.	21,533	836,362
UPL, Ltd.	237,900	1,304,792
Voltas, Ltd.	224,100	867,871
Wipro, Ltd.	432,540	4,191,755
Wipro, Ltd. ADR	24,173	293,944
Zee Entertainment Enterprises, Ltd.	413,300	2,096,838

		$270,478,146

Indonesia — 3.1%
Adaro Energy Tbk PT	28,006,600	$2,695,930
AKR Corporindo Tbk PT	4,660,500	2,080,853
Aneka Tambang Tbk PT	10,187,000	924,745
Astra Argo Lestari Tbk PT	654,000	1,233,370
Astra International Tbk PT	16,668,000	9,631,036
Bank Central Asia Tbk PT	10,623,000	11,400,598
Bank Danamon Indonesia Tbk PT	3,922,181	1,255,796
Bank Mandiri Tbk PT	7,808,000	6,457,255
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,546,779
Bank Pan Indonesia Tbk PT(1)	6,253,772	500,003
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	367,112
Bank Rakyat Indonesia Tbk PT	9,392,000	8,028,888
Barito Pacific Tbk PT(1)	1,700,000	38,095
Bhakti Investama Tbk PT	14,228,500	406,511
Bumi Resources Tbk PT(1)	26,391,500	411,492
Charoen Pokphand Indonesia Tbk PT	3,363,000	1,171,550
Delta Dunia Makmur Tbk PT(1)	18,948,000	402,197
Gudang Garam Tbk PT	578,500	2,683,245
Harum Energy Tbk PT	2,156,500	361,244
Holcim Indonesia Tbk PT	1,828,000	389,388
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	287,580
Indo Tambangraya Megah Tbk PT	808,500	1,719,805
Indocement Tunggal Prakarsa Tbk PT	2,604,500	4,617,442
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,185,000
Indofood Sukses Makmur Tbk PT	4,544,500	2,605,371
Indosat Tbk PT	2,085,500	651,226
Jasa Marga (Persero) Tbk PT	3,247,500	1,723,117
Kalbe Farma Tbk PT	31,474,600	4,382,430
Lippo Karawaci Tbk PT	26,506,000	2,045,671
Matahari Putra Prima Tbk PT	5,148,000	1,330,178

Security	Shares	Value
Medco Energi Internasional Tbk PT	1,397,000	$408,557
Pembangunan Perumahan Persero Tbk PT	4,793,000	843,584
Perusahaan Gas Negara Tbk PT	13,554,400	6,657,539
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	1,105,021
Ramayana Lestari Sentosa Tbk PT	6,516,500	494,607
Semen Gresik (Persero) Tbk PT	5,306,500	6,704,309
Sigmagold Inti Perkasa Tbk PT(1)	36,804,000	1,362,091
Surya Semesta Internusa Tbk PT	12,410,000	751,944
Tambang Batubara Bukit Asam Tbk PT	1,154,000	1,246,598
Telekomunikasi Indonesia Tbk PT	58,725,800	14,067,883
Trada Maritime Tbk PT(1)(2)	9,569,000	724,448
Unilever Indonesia Tbk PT	1,100,700	2,861,866
United Tractors Tbk PT	3,148,000	5,140,778
Vale Indonesia Tbk PT	4,748,000	1,456,452
Wijaya Karya Persero Tbk PT	6,352,000	1,354,791
XL Axiata Tbk PT	2,825,500	1,437,708

		$121,152,083

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	11,000	$189,368
Arab Bank PLC	1,355,072	14,390,635
Arab Potash Co. PLC	64,100	2,074,154
Bank of Jordan	262,189	952,165
Capital Bank of Jordan	605,501	1,416,837
Jordan Ahli Bank	517,414	934,072
Jordan Islamic Bank	225,901	1,180,937
Jordan Petroleum Refinery	269,218	1,850,534
Jordan Phosphate Mines(1)	84,500	713,991
Jordan Steel(1)	269,400	231,814
Jordan Telecom Corp.	222,602	952,304
Jordanian Electric Power Co.(1)	512,001	1,963,082
Royal Jordanian Airlines(1)	209,700	117,547
Union Land Development(1)	360,100	1,410,081

		$28,377,521

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$8,228,117
Kazakhmys PLC(1)	872,905	3,714,368
Kazkommertsbank JSC GDR(1)(3)	284,200	1,123,770
KazMunaiGas Exploration Production GDR(3)	632,226	11,070,792
Kcell JSC GDR(3)	421,046	5,973,665
Nostrum Oil & Gas PLC(1)	178,200	2,181,112

		$32,291,824

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$2,223,263
Bamburi Cement Co., Ltd.	460,041	695,530
Barclays Bank of Kenya, Ltd.	5,636,820	1,104,616
Centum Investment Co., Ltd.(1)	977,680	719,532
Co-operative Bank of Kenya, Ltd. (The)	7,306,459	1,797,199
East African Breweries, Ltd.	1,528,640	4,741,320
Equity Bank, Ltd.	6,036,700	3,495,459
KenolKobil, Ltd.	3,831,500	398,892
Kenya Airways, Ltd.(1)	2,398,400	248,378

Security	Shares	Value
Kenya Commercial Bank, Ltd.	5,812,860	$3,816,137
Kenya Electricity Generating Co., Ltd.	1,875,100	210,063
Kenya Power & Lighting, Ltd.	8,246,893	1,307,987
Nation Media Group, Ltd.	442,376	1,555,163
NIC Bank, Ltd.	852,975	726,634
Safaricom, Ltd.	47,903,600	6,946,472
Standard Chartered Bank Kenya, Ltd.	250,721	953,802

		$30,940,447

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$244,380
Agility Public Warehousing Co. KSC	1,047,375	3,228,608
Ahli United Bank	253,464	579,366
Al Ahli Bank of Kuwait KSCP	122,180	182,165
Al Safwa Group Co.(1)(2)	1,334,134	0
Al-Mazaya Holding Co.(1)	551,200	267,259
Al-Qurain Petrochemicals Co.	1,460,000	1,266,537
Boubyan Petrochemicals Co.	1,968,750	5,203,860
Burgan Bank SAK	780,095	1,489,105
Combined Group Contracting Co.	125,144	373,469
Commercial Bank of Kuwait KSCP	937,950	2,212,976
Commercial Real Estate Co. KSCC	2,369,266	812,719
Gulf Bank(1)	1,407,341	1,709,075
Gulf Cable and Electrical Industries Co.	165,000	457,100
Kuwait Finance House KSCP	2,403,097	6,910,638
Kuwait Foods Co. (Americana)	512,500	5,477,099
Kuwait International Bank	818,000	921,144
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co.	192,500	948,192
Kuwait Projects Co. Holdings KSC	964,872	2,408,387
Kuwait Real Estate Co.	1,720,000	489,388
Mabanee Co. SAKC	835,873	3,072,811
Mobile Telecommunications Co.	3,621,800	8,296,737
National Bank of Kuwait SAK	2,435,470	8,290,367
National Industries Group Holding(1)	3,619,875	2,886,907
National Investment Co.	645,000	407,131
National Real Estate Co.(1)	628,204	357,878
Sultan Center Food Products Co.(1)	2,160,000	824,195

		$59,317,493

Latvia — 0.0%(5)
Grindeks(1)	12,000	$91,907
Latvian Shipping Co.(1)	96,000	47,607

		$139,514

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,478,222
Byblos Bank	838,110	1,388,345
Solidere, Class A(1)	275,848	3,308,554
Solidere, Class B(1)	5,516	66,414

		$6,241,535

Security	Shares	Value
Lithuania — 0.1%
Apranga PVA	363,680	$1,240,896
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta PVA	1,576,663	572,744
Lesto AB	338,936	389,833
Panevezio Statybos Trestas(1)	323,592	449,481
Pieno Zvaigzdes	94,000	200,296
Rokiskio Suris	177,000	347,630
Siauliu Bankas(1)	951,158	345,731

		$3,546,611

Malaysia — 2.8%
Aeon Co. (M) Bhd	736,800	$843,900
Affin Holdings Bhd	236,000	244,434
Airasia Bhd	1,089,900	839,916
Alliance Financial Group Bhd	330,800	503,154
AMMB Holdings Bhd	615,900	1,289,448
Axiata Group Bhd	1,791,575	3,825,129
Batu Kawan Bhd	100,300	583,430
Berjaya Corp. Bhd	2,498,100	430,152
Berjaya Sports Toto Bhd	465,569	541,318
Boustead Holdings Bhd	412,500	628,606
British American Tobacco Malaysia Bhd	89,100	1,912,031
Bumi Armada Bhd(1)	1,902,900	1,100,702
Bursa Malaysia Bhd	224,600	551,317
CIMB Group Holdings Bhd	1,425,966	3,055,372
Dialog Group Bhd	4,501,050	2,359,391
Digi.com Bhd	1,538,000	2,743,133
Felda Global Ventures Holdings Bhd	1,136,300	1,223,345
Gamuda Bhd	1,983,700	2,915,283
Genting Bhd	1,303,300	3,768,293
Genting Plantations Bhd	261,000	787,880
Hong Leong Bank Bhd	256,700	1,144,757
Hong Leong Financial Group Bhd	136,200	729,927
IGB Corp. Bhd	315,120	275,693
IHH Healthcare Bhd	2,702,000	4,186,430
IJM Corp. Bhd	1,328,220	2,621,128
IOI Corp. Bhd	1,684,968	2,470,404
IOI Properties Group Bhd	842,484	672,415
KLCCP Stapled Group	250,000	506,401
KNM Group Bhd(1)	3,198,075	881,548
Kuala Lumpur Kepong Bhd	293,050	1,882,658
Kulim (Malaysia) Bhd(1)	792,800	785,346
Lafarge Malayan Cement Bhd	789,960	2,480,527
Landmarks Bhd(1)	576,800	222,928
Malayan Banking Bhd	1,462,286	4,439,266
Malaysia Airports Holdings Bhd	200,000	457,003
Malaysian Airline System Bhd(1)	7,714,733	610,102
Malaysian Resources Corp. Bhd	1,861,700	930,406
Maxis Bhd	1,255,300	2,480,056
Media Prima Bhd	567,300	385,376
MISC Bhd	638,440	1,313,627
MMC Corp. Bhd	662,000	480,942
Muhibbah Engineering (M) Bhd	1,581,000	1,499,057
Multi-Purpose Holdings Bhd	617,940	564,589

Security	Shares	Value
Parkson Holdings Bhd(1)	641,150	$563,612
Petronas Chemicals Group Bhd	2,816,700	5,356,197
Petronas Dagangan Bhd	422,400	2,575,289
Petronas Gas Bhd	268,500	1,880,222
PPB Group Bhd	300,400	1,297,850
Public Bank Bhd	706,298	4,068,909
Resorts World Bhd	1,977,000	2,518,493
RHB Capital Bhd	497,700	1,338,847
Sapurakencana Petroleum Bhd	4,032,352	5,063,080
Sime Darby Bhd	3,012,009	8,412,002
Sunway Bhd	378,040	396,374
Sunway Real Estate Investment Trust	1,028,200	479,131
Supermax Corp. Bhd	500,000	335,307
Ta Ann Holdings Bhd	355,899	426,581
Tan Chong Motor Holdings Bhd	219,000	305,117
Telekom Malaysia Bhd	1,020,100	2,053,351
Tenaga Nasional Bhd	1,261,531	4,763,836
Top Glove Corp. Bhd	210,000	316,736
UEM Land Holdings Bhd	1,112,200	616,364
UMW Holdings Bhd	391,900	1,464,968
Unisem (M) Bhd	1,851,400	920,054
Wah Seong Corp. Bhd	693,549	373,849
WCT Bhd	812,469	534,298
YTL Corp. Bhd	2,626,518	1,344,862
YTL Power International Bhd(1)	1,597,363	798,049

		$110,370,198

Mauritius — 0.7%
Alteo, Ltd.	210,682	$251,029
CIM Financial Services, Ltd.	1,742,485	484,728
ENL Land, Ltd.	484,800	840,002
Ireland Blyth, Ltd.	64,209	234,384
LUX Island Resorts, Ltd.	931,480	1,802,725
MCB Group, Ltd.	1,888,575	12,627,911
New Mauritius Hotels, Ltd.	1,338,776	3,715,464
Rogers & Co., Ltd.	48,555	328,942
State Bank of Mauritius, Ltd.	174,116,462	5,912,758
Terra Mauricia, Ltd.	1,146,500	1,315,992
United Basalt Products, Ltd.	187,150	475,033

		$27,988,968

Mexico — 6.1%
Alfa SAB de CV, Series A	5,805,820	$19,971,623
America Movil SAB de CV, Series L	34,762,590	43,820,457
Bolsa Mexicana de Valores SAB de CV	915,200	1,966,619
Cemex SAB de CV, Series CPO(1)	16,287,464	21,222,637
Coca-Cola Femsa SAB de CV, Series L	208,400	2,101,301
Compartamos SAB de CV	3,190,800	6,830,386
Embotelladoras Arca SAB de CV	559,300	3,839,579
Empresas ICA SAB de CV(1)	1,808,600	3,124,196
Fibra Uno Administracion SA de CV	819,300	2,695,110
Fomento Economico Mexicano SAB de CV ADR	19,900	1,831,795
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	13,102,792
Genomma Lab Internacional SA de CV(1)	1,124,800	2,696,739
Gruma SAB, Class B(1)	98,200	1,051,425

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	297,200	$2,003,093
Grupo Aeroportuario del Sureste SAB de CV, Class B	237,726	3,067,312
Grupo Bimbo SAB de CV, Series A	2,045,208	5,929,816
Grupo Carso SA de CV, Series A1	978,200	5,713,116
Grupo Comercial Chedraui SA de CV	208,900	737,733
Grupo Elektra SA de CV	72,526	2,051,443
Grupo Financiero Banorte SAB de CV, Class O	3,018,200	19,328,795
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	12,566,643
Grupo Mexico SAB de CV, Series B	3,586,774	12,052,501
Grupo Televisa SAB, Series CPO	1,853,118	12,576,725
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	3,718,173
Industrias CH SAB de CV, Series B(1)	158,452	854,170
Industrias Penoles SAB de CV	137,229	3,146,954
Inmuebles Carso SAB de CV(1)	927,400	1,021,966
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,457,715
Mexichem SAB de CV	1,242,307	5,172,541
Minera Frisco SAB de CV(1)	873,200	1,604,600
Organizacion Soriana SAB de CV, Class B	166,700	553,701
Promotora y Operadora de Infraestructura SAB de CV(1)	361,100	4,942,826
Ternium SA ADR	45,700	1,099,085
TV Azteca SAB de CV, Series CPO	1,018,565	524,811
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	11,790,964

		$238,169,342

Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$853,526
Attijariwafa Bank	114,300	4,493,985
Banque Centrale Populaire	97,200	2,151,430
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,474,263
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	326,787
Compagnie Generale Immobiliere	8,100	659,295
Delta Holding SA	35,000	127,459
Douja Promotion Groupe Addoha SA	294,373	1,707,578
Holcim Maroc SA	6,422	1,533,759
Jorf Lasfar Energy Co.	26,192	1,193,302
Label Vie	3,700	570,112
Lafarge Ciments	11,351	2,237,330
Managem	7,900	1,099,027
Maroc Telecom	668,971	9,051,231
Samir	19,247	842,640
Sonasid	5,872	818,983
Wafa Assurance	3,400	1,470,585

		$31,611,292

Nigeria — 0.7%
Access Bank PLC	14,469,911	$794,080
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	559,659
Cadbury Nigeria PLC	364,099	120,044
Dangote Cement PLC	1,914,961	2,590,915
Dangote Sugar Refinery PLC	4,385,654	222,032
Diamond Bank PLC	12,314,600	472,085
Ecobank Transnational, Inc.(1)	8,985,992	1,025,348
First Bank of Nigeria PLC	22,217,810	1,818,050
First City Monument Bank PLC	15,346,235	402,881

Security	Shares	Value
Flour Mills of Nigeria PLC	781,228	$293,353
Forte Oil PLC	708,835	971,492
Guaranty Trust Bank PLC	21,624,000	3,906,803
Guiness Nigeria PLC	507,134	664,315
Lafarge Africa PLC	1,833,500	1,422,655
Nestle Nigeria PLC	245,900	1,579,250
Nigerian Breweries PLC	2,697,500	2,895,364
Oando PLC	8,603,569	1,376,292
PZ Cussons Nigeria PLC	1,858,208	385,506
SEPLAT Petroleum Development Co. PLC(1)	102,896	377,268
Skye Bank PLC	16,739,600	269,639
UAC of Nigeria PLC	5,041,100	1,775,121
Unilever Nigeria PLC	2,074,728	591,863
Union Bank of Nigeria PLC(1)	2,936,181	154,203
United Bank for Africa PLC	29,143,397	1,176,548
Zenith Bank PLC	20,070,737	2,971,279

		$28,816,045

Oman — 0.8%
Bank Dhofar SAOG	1,453,126	$1,448,620
Bank Muscat SAOG	2,708,165	5,486,946
Bank Sohar SAOG	3,727,453	2,362,295
Dhofar International Development & Investment Holding Co. SAOG	282,507	427,118
Galfar Engineering & Contracting SAOG	1,426,621	844,741
HSBC Bank Oman SAOG	2,331,977	1,089,730
National Bank of Oman SAOG	2,100,326	2,161,339
Oman Cables Industry SAOG	112,400	759,633
Oman Cement Co. SAOG	768,532	1,513,539
Oman Flour Mills Co. SAOG	543,700	821,525
Oman Telecommunications Co. SAOG	1,247,060	5,361,675
Omani Qatari Telecommunications Co. SAOG	671,100	1,176,485
Ominvest	1,100,445	1,313,811
Raysut Cement Co. SAOG	459,310	2,637,607
Renaissance Services SAOG	873,499	1,560,986
Shell Oman Marketing Co. SAOG	66,100	365,601

		$29,331,651

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	666,644	$310,033
Attock Petroleum, Ltd.	118,800	629,089
Bank Alfalah, Ltd.	1,652,894	454,478
D.G. Khan Cement Co., Ltd.	528,320	409,504
Engro Corp., Ltd.	660,916	1,063,956
Engro Fertilizers, Ltd.(1)	66,091	34,575
Engro Foods, Ltd.(1)	231,200	228,616
Fauji Fertilizer Bin Qasim, Ltd.	841,000	327,226
Fauji Fertilizer Co., Ltd.	1,214,414	1,342,470
Habib Bank, Ltd.	265,733	538,341
Hub Power Co., Ltd.	5,180,900	3,227,860
Kot Addu Power Co., Ltd.	1,343,500	841,904
Lucky Cement, Ltd.	711,400	2,769,934
Millat Tractors, Ltd.	54,329	292,231
Muslim Commercial Bank, Ltd.	2,086,625	5,707,330
National Bank of Pakistan	2,196,526	1,294,090
Nishat Mills, Ltd.	837,980	965,399

Security	Shares	Value
Oil & Gas Development Co., Ltd.	1,348,800	$3,251,482
Pakistan Oil Fields, Ltd.	285,600	1,473,371
Pakistan Petroleum, Ltd.	889,502	1,953,463
Pakistan State Oil Co., Ltd.	410,647	1,447,234
Pakistan Telecommunication Co., Ltd.	2,767,500	634,215
United Bank, Ltd.	907,125	1,671,976

		$30,868,777

Panama — 0.3%
Copa Holdings SA, Class A	108,900	$11,683,881

		$11,683,881

Peru — 1.5%
Alicorp SA	2,927,560	$8,105,375
Banco Continental SA	443,804	741,849
Cementos Pacasmayo SAA	107,000	191,819
Cia de Minas Buenaventura SA	82,880	975,228
Cia de Minas Buenaventura SA ADR	312,076	3,613,840
Cia Minera Milpo SA	963,264	850,086
Credicorp, Ltd.	114,496	17,562,541
Edegel SA	2,424,608	2,517,330
Ferreycorp SAA	4,563,937	2,621,954
Grana y Montero SAA	1,684,190	5,100,073
Intergroup Financial Services Corp.	47,100	1,507,200
Luz del Sur SAA	130,229	448,444
Minsur SA	1,614,173	1,039,059
Refineria La Pampilla SA Relapasa(1)	545,960	51,204
Sociedad Minera Cerro Verde SAA(1)	47,600	1,166,200
Sociedad Minera el Brocal SA(1)	32,370	123,229
Southern Copper Corp.	341,255	10,118,211
Union Andina de Cementos SAA	278,400	295,791
Volcan Cia Minera SA, Class B	4,997,478	1,712,235

		$58,741,668

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,304,400	$3,964,296
Aboitiz Power Corp.	1,264,300	1,147,253
Alliance Global Group, Inc.	4,258,400	2,461,789
Ayala Corp.	134,638	2,217,633
Ayala Land, Inc.	3,534,608	2,754,195
Ayala Land, Inc., PFC Shares(1)(2)	3,534,608	0
Bank of the Philippine Islands	943,956	2,061,682
BDO Unibank, Inc.	1,008,420	2,200,582
Bloomberry Resorts Corp.(1)	1,104,600	331,479
DMCI Holdings, Inc.	511,300	899,042
Energy Development Corp.	5,342,650	962,744
Filinvest Land, Inc.	16,105,546	565,991
First Gen Corp.	499,460	299,552
First Philippine Holdings Corp.	153,000	306,796
Globe Telecom, Inc.	22,170	801,890
GMA Holdings, Inc. PDR	1,242,100	191,983
International Container Terminal Services, Inc.	551,900	1,357,244
JG Summit Holding, Inc.	2,641,000	3,403,181
Jollibee Foods Corp.	579,200	2,525,318

Security	Shares	Value
Lopez Holdings Corp.	10,209,700	$1,477,982
LT Group, Inc.	826,100	287,547
Manila Electric Co.	191,504	1,084,163
Manila Water Co.	481,700	316,468
Megaworld Corp.	10,700,000	1,197,790
Metro Pacific Investments Corp.	8,364,300	912,113
Metropolitan Bank & Trust Co.	797,523	1,541,230
Nickel Asia Corp.	2,832,113	2,823,176
Petron Corp.	2,626,900	688,494
Philex Mining Corp.	3,645,900	827,299
Philippine Long Distance Telephone Co.	65,860	4,544,476
Robinsons Land Corp.	1,290,000	699,287
San Miguel Corp.	484,300	841,927
Semirara Mining & Power Co.	904,200	2,477,369
SM Investments Corp.	279,290	4,994,385
SM Prime Holdings, Inc.	4,514,550	1,758,275
Universal Robina Corp.	1,927,100	8,002,054
Vista Land & Lifescapes, Inc.	6,128,000	842,310

		$63,768,995

Poland — 3.1%
Agora SA(1)	64,445	$158,496
AmRest Holdings SE(1)	30,208	780,745
Asseco Poland SA	286,470	4,023,500
Bank Handlowy w Warszawie SA	44,485	1,675,249
Bank Millennium SA	697,490	1,846,522
Bank Pekao SA	142,785	8,348,280
Bioton SA(1)	194,514	288,731
Boryszew SA(1)	350,000	717,436
Budimex SA	50,276	2,092,397
CCC SA	45,300	1,745,005
Cyfrowy Polsat SA	709,480	5,917,757
Eurocash SA	288,203	2,808,960
Getin Holding SA(1)	392,795	347,580
Getin Noble Bank SA(1)	1,591,418	1,348,544
Global City Holdings NV(1)	53,500	630,219
Globe Trade Centre SA(1)	364,288	614,332
Grupa Lotos SA(1)	176,940	1,502,684
Jastrzebska Spolka Weglowa SA(1)	55,400	537,423
KGHM Polska Miedz SA	210,918	8,033,827
KOPEX SA	104,700	356,731
LPP SA	2,402	7,172,743
Lubelski Wegiel Bogdanka SA	43,100	1,430,162
mBank	24,950	3,700,578
Netia SA	610,010	1,029,134
Orange Polska SA	2,094,345	7,353,564
Orange Polska SA GDR(3)	169,000	595,556
Orange Polska SA GDR(4)	76,100	268,176
Orbis SA	138,180	1,769,650
Polish Oil & Gas	2,342,566	3,576,331
Polska Grupa Energetyczna SA	2,045,800	12,924,774
Polski Koncern Naftowy Orlen SA	406,795	5,060,608
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	11,563,284
Powszechny Zaklad Ubezpieczen SA	69,100	10,021,525
Rovese SA(1)	808,777	339,133
Tauron Polska Energia SA	2,765,200	4,473,983

Security	Shares	Value
TVN SA(1)	891,609	$4,214,262

		$119,267,881

Qatar — 1.6%
Al Meera Consumer Goods Co.	16,300	$820,593
Barwa Real Estate Co.	248,543	2,735,470
Doha Bank, Ltd.	79,773	1,270,693
Ezdan Holding Group QSC	53,723	315,881
Gulf International Services QSC	220,225	7,420,324
Industries Qatar	209,777	10,698,939
Masraf Al Rayan	552,200	8,452,526
Ooredoo QSC	124,495	4,528,313
Qatar Electricity & Water Co.	50,080	2,617,178
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	3,679,540
Qatar Insurance Co.	52,935	1,430,095
Qatar International Islamic Bank	32,210	797,090
Qatar Islamic Bank	81,415	2,520,080
Qatar National Bank SAQ	136,786	7,611,406
Qatar National Cement Co.	12,559	482,358
Qatar National Navigation	55,051	1,436,133
United Development Co.	206,448	1,642,771
Vodafone Qatar	694,900	4,035,637

		$62,495,027

Romania — 0.8%
Antibiotice SA	1,843,129	$305,783
Banca Transilvania(1)	18,762,979	9,342,339
BRD-Group Societe Generale(1)	2,483,100	6,179,283
OMV Petrom SA	43,591,503	5,875,897
Societatea Nationala de Gaze Naturale ROMGAZ SA	467,300	4,815,291
Societatea Nationala Nuclearelectrica SA	322,130	760,998
Transelectrica SA	140,400	1,084,123
Transgaz SA Medias	25,455	1,719,534

		$30,083,248

Russia — 5.9%
Aeroflot-Russian Airlines(1)	895,330	$977,559
AvtoVAZ(1)	2,100,000	556,748
CTC Media, Inc.	529,200	3,519,180
Evraz PLC	561,465	1,177,749
Federal Grid Co. Unified Energy System JSC(1)	264,670,600	376,097
Federal Hydrogenerating Co. JSC(1)	229,758,952	4,086,952
Gazprom Neft(1)	77,000	279,693
Globaltrans Investment PLC GDR(3)	56,100	472,279
IDGC Holding JSC(1)	40,766,500	538,322
LUKOIL OAO ADR	407,100	20,738,224
Magnit OJSC	75,800	18,784,127
Mail.ru Group, Ltd. GDR(1)(3)	195,700	5,493,558
Mechel ADR(1)	182,500	206,225
MegaFon OAO GDR	111,600	2,827,087

Security	Shares	Value
MMC Norilsk Nickel ADR	732,094	$13,620,035
Mobile TeleSystems ADR	101,500	1,516,410
Mobile TeleSystems OJSC	1,921,889	13,299,262
Mosenergo	17,771,962	350,516
NovaTek OAO GDR(3)	71,800	7,479,921
Novolipetsk Steel GDR(3)	77,500	1,125,832
OAO Gazprom ADR	4,698,100	32,948,940
OAO Inter Rao Ues(1)	280,426,189	62,535
OAO TMK GDR(3)	31,600	287,877
PIK Group GDR(1)(3)	100,000	292,846
Polymetal International PLC	231,100	1,924,042
Rosneft Oil Co. GDR(3)	931,000	5,423,228
Rostelecom(1)	445,428	1,188,806
Rostelecom ADR	31,284	498,667
Sberbank of Russia(1)	10,737,480	20,507,610
Sberbank of Russia ADR	488,350	3,840,306
Sberbank of Russia, PFC Shares	862,200	1,249,936
Severstal OAO GDR(3)	227,502	2,264,372
Sistema JSFC GDR(3)	381,906	2,626,321
Surgutneftegas OJSC ADR	875,000	5,827,075
Surgutneftegas OJSC ADR, PFC Shares	277,600	1,887,680
Surgutneftegas OJSC, PFC Shares	3,738,400	2,585,160
Tatneft ADR	189,532	6,667,385
Transneft, PFC Shares	1,500	3,267,630
Uralkali OJSC(1)	370,000	1,308,468
Uralkali OJSC GDR(3)	216,548	3,835,319
VimpelCom, Ltd. ADR	464,130	3,351,019
VTB Bank OJSC GDR(3)	3,853,074	7,652,014
X5 Retail Group NV GDR(1)(3)	474,600	8,746,746
Yandex NV, Class A(1)	461,900	12,838,510

		$228,508,268

Slovenia — 0.8%
Cinkarna Celje	1,834	$477,868
Gorenje DD(1)	120,554	1,073,762
KRKA DD	154,182	12,736,712
Luka Koper	34,436	1,138,966
Petrol	15,282	5,900,990
Reinsurance Co. Sava, Ltd.(1)	58,474	1,115,529
Telekom Slovenije DD	27,595	5,022,733
Zavarovalnica Triglav DD	64,022	2,063,961

		$29,530,521

South Africa — 6.0%
Adcock Ingram Holdings, Ltd.(1)	72,016	$307,261
AECI, Ltd.	90,300	958,213
African Bank Investments, Ltd.(2)	959,888	0
African Oxygen, Ltd. (AFROX)	143,280	232,248
African Rainbow Minerals, Ltd.	76,200	965,067

Security	Shares	Value
Anglo Platinum, Ltd.(1)	26,400	$854,407
AngloGold Ashanti, Ltd.(1)	149,334	1,805,132
AngloGold Ashanti, Ltd. ADR(1)	79,199	950,388
Arcelormittal South Africa, Ltd.(1)	38,801	127,680
Aspen Pharmacare Holdings, Ltd.	224,266	6,677,424
Astral Foods, Ltd.	26,100	352,263
Aveng, Ltd.(1)	868,396	1,713,595
AVI, Ltd.	228,000	1,407,871
Barclays Africa Group, Ltd.	203,773	2,778,210
Barloworld, Ltd.	463,800	3,798,405
Bidvest Group, Ltd. (The)	455,103	11,515,767
Capital Property Fund(1)	795,525	846,859
Clicks Group, Ltd.	218,200	1,293,923
DataTec, Ltd.	305,900	1,456,045
Discovery Holdings, Ltd.	221,254	1,923,370
FirstRand, Ltd.	1,633,485	6,215,989
Foschini, Ltd.	104,323	1,082,020
Gold Fields, Ltd.	423,380	1,642,890
Grindrod, Ltd.	416,000	831,386
Group Five, Ltd.	115,500	409,685
Growthpoint Properties, Ltd.	942,500	2,058,418
Harmony Gold Mining Co., Ltd.(1)	172,400	375,278
Hosken Consolidated Investments, Ltd.	33,700	462,869
Hyprop Investments, Ltd.	65,400	502,959
Impala Platinum Holdings, Ltd.(1)	288,786	2,221,868
Imperial Holdings, Ltd.	130,900	2,014,616
Investec, Ltd.	156,600	1,312,586
JSE, Ltd.	45,700	399,361
Kumba Iron Ore, Ltd.	51,400	1,210,484
Kumba Resources, Ltd.	149,700	1,698,559
Lewis Group, Ltd.	39,800	199,049
Liberty Holdings, Ltd.	67,700	738,655
Life Healthcare Group Holdings, Ltd.	582,421	2,296,010
Massmart Holdings, Ltd.	48,804	530,193
Mediclinic International, Ltd.	161,590	1,316,118
MMI Holdings, Ltd.	554,133	1,285,582
Mondi, Ltd.	90,555	1,482,224
Mr. Price Group, Ltd.	188,400	3,538,141
MTN Group, Ltd.	2,099,580	44,265,823
Murray & Roberts Holdings, Ltd.(1)	812,300	1,810,021
Nampak, Ltd.	518,300	1,888,050
Naspers, Ltd., Class N	233,376	25,560,151
Nedbank Group, Ltd.	141,600	2,740,193
Netcare, Ltd.	659,100	1,842,365
Northam Platinum, Ltd.(1)	260,700	848,274
Pick’n Pay Holdings, Ltd.	125,270	248,204
Pick’n Pay Stores, Ltd.	152,660	712,319
PPC, Ltd.	305,614	799,720
Redefine Properties, Ltd.	1,959,096	1,686,584
Remgro, Ltd.	299,505	6,037,736
Reunert, Ltd.	449,900	2,362,418
RMB Holdings, Ltd.	520,200	2,606,130
RMI Holdings	449,000	1,408,682
Sanlam, Ltd.	1,154,590	6,663,517
Santam, Ltd.	27,610	514,662
Sappi, Ltd.(1)	508,478	1,994,547
Sasol, Ltd.	387,936	21,040,100

Security	Shares	Value
Shoprite Holdings, Ltd.	220,341	$2,728,157
Sibanye Gold, Ltd.	824,480	1,770,466
Spar Group, Ltd.	79,260	881,367
Standard Bank Group, Ltd.	784,949	9,070,590
Steinhoff International Holdings, Ltd.	1,020,600	4,887,910
Sun International, Ltd.	33,860	359,125
Telkom South Africa, Ltd.(1)	333,000	1,609,039
Tiger Brands, Ltd.	132,010	3,686,589
Tongaat-Hulett	25,322	349,012
Truworths International, Ltd.	299,341	1,800,338
Vodacom Group (Pty), Ltd.	444,200	5,112,285
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,376,035
Woolworths Holdings, Ltd.	355,542	2,199,426

		$234,648,903

South Korea — 5.9%
AMOREPACIFIC Corp.	1,183	$2,677,594
AMOREPACIFIC Group, Inc.	2,641	2,923,207
BS Financial Group, Inc.	73,284	1,173,121
Celltrion, Inc.(1)	24,963	1,156,052
Cheil Worldwide, Inc.(1)	38,050	805,313
CJ CheilJedang Corp.	3,500	1,283,473
CJ Corp.	9,583	1,575,999
CJ O Shopping Co., Ltd.	1,122	341,954
Daelim Industrial Co., Ltd.	6,870	491,250
Daesang Corp.	29,700	1,450,511
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	436,608
Daewoo Industrial Development Co., Ltd.(1)	3,501	6,221
Daewoo International Corp.	10,502	373,312
Daewoo Securities Co., Ltd.(1)	86,759	881,829
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	596,001
DGB Financial Group Co., Ltd.	64,880	1,031,378
Dong-A ST Co., Ltd.	2,658	278,070
Dongbu Insurance Co., Ltd.	27,320	1,537,062
Dongkuk Steel Mill Co., Ltd.	6,560	38,729
Doosan Corp.	4,600	450,832
Doosan Heavy Industries & Construction Co., Ltd.	18,350	452,369
Doosan Infracore Co., Ltd.(1)	22,060	231,621
E-Mart Co., Ltd.	5,011	1,094,979
GS Engineering & Construction Corp.(1)	37,833	1,313,952
GS Holdings Corp.	47,154	1,799,192
Hana Financial Group, Inc.	113,771	4,140,924
Hanjin Kal Corp.(1)	8,977	219,639
Hanjin Shipping Co., Ltd.(1)	74,800	391,590
Hanjin Transportation Co., Ltd.	10,500	422,705
Hankook Tire Co., Ltd.	27,617	1,345,657
Hanwha Chemical Corp.	65,820	852,978
Hanwha Corp.	27,900	777,112
Hite-Jinro Co., Ltd.	17,806	390,638
Honam Petrochemical Corp.	10,200	1,354,987
Hotel Shilla Co., Ltd.	12,750	1,444,186
Hynix Semiconductor, Inc.(1)	129,670	5,739,331
Hyosung Corp.	18,800	1,346,192
Hyundai Department Store Co., Ltd.	5,600	850,753
Hyundai Development Co.	26,580	1,072,378
Hyundai Engineering & Construction Co., Ltd.	20,070	1,143,944

Security	Shares	Value
Hyundai Glovis Co., Ltd.	11,450	$3,491,160
Hyundai Heavy Industries Co., Ltd.	11,813	1,534,967
Hyundai Hysco Co., Ltd.	10,329	762,416
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	963,197
Hyundai Merchant Marine Co., Ltd.(1)	46,400	429,120
Hyundai Mipo Dockyard Co., Ltd.	2,620	306,870
Hyundai Mobis Co., Ltd.	17,000	4,138,674
Hyundai Motor Co.	37,690	6,790,728
Hyundai Motor Co., PFC Shares	12,900	1,466,490
Hyundai Securities Co., Ltd.(1)	48,800	324,414
Hyundai Steel Co.	40,756	2,860,632
Hyundai Wia Corp.	6,700	1,363,318
Industrial Bank of Korea	71,500	1,078,093
Kangwon Land, Inc.	36,658	1,241,990
KB Financial Group, Inc.	123,629	4,507,006
KB Financial Group, Inc. ADR	48,488	1,756,235
KCC Corp.	1,710	1,164,243
Kia Motors Corp.	66,000	3,352,076
KIWOOM Securities Co., Ltd.	8,011	388,252
Korea Electric Power Corp.	170,310	7,740,708
Korea Express Co., Ltd.(1)	4,378	694,333
Korea Gas Corp.(1)	15,047	783,824
Korea Investment Holdings Co., Ltd.	15,600	817,722
Korea Zinc Co., Ltd.	7,500	2,764,986
Korean Air Lines Co., Ltd.(1)	18,577	632,508
Korean Reinsurance Co.	52,474	561,448
KT Corp.	87,949	2,865,408
KT&G Corp.	35,480	3,175,242
Kumho Petrochemical Co., Ltd.	11,100	736,348
Kwangju Bank(1)	10,473	105,598
Kyongnam Bank(1)	16,004	178,760
LG Chem, Ltd.	23,604	5,713,613
LG Corp.	31,873	2,317,079
LG Display Co., Ltd.(1)	55,400	1,770,373
LG Electronics, Inc.	28,896	1,797,034
LG Hausys, Ltd.	4,611	910,806
LG Household & Health Care, Ltd.	2,800	1,343,684
LG Life Sciences, Ltd.(1)	9,500	334,590
LG Uplus Corp.	106,713	1,248,116
LIG Insurance Co., Ltd.	23,590	623,382
Lotte Shopping Co., Ltd.	4,500	1,346,521
LS Corp.	7,030	444,748
LS Industrial Systems Co., Ltd.	4,500	250,129
Mirae Asset Securities Co., Ltd.	14,770	621,275
Namhae Chemical Corp.	32,500	252,465
Naver Corp.	7,779	5,942,196
NCsoft Corp.	5,300	674,623
NHN Entertainment Corp.(1)	3,578	279,603
Nong Shim Co., Ltd.	1,100	283,352
OCI Co., Ltd.(1)	11,420	1,405,124
ORION Corp.	1,200	994,181
POSCO	40,700	12,519,024
S-Oil Corp.	24,372	988,001
S1 Corp.	10,130	781,566
Samsung C&T Corp.	35,130	2,512,462
Samsung Card Co., Ltd.	22,360	1,105,354
Samsung Electro-Mechanics Co., Ltd.	16,480	771,981

Security	Shares	Value
Samsung Electronics Co., Ltd.	29,330	$32,849,815
Samsung Electronics Co., Ltd., PFC Shares	620	527,458
Samsung Engineering Co., Ltd.(1)	7,400	421,683
Samsung Fine Chemicals Co., Ltd.	10,800	390,789
Samsung Fire & Marine Insurance Co., Ltd.	19,274	5,158,777
Samsung Heavy Industries Co., Ltd.	51,300	1,224,027
Samsung Life Insurance Co., Ltd.	47,800	4,799,999
Samsung SDI Co., Ltd.	23,176	2,683,933
Samsung Securities Co., Ltd.	30,712	1,281,878
Samsung Techwin Co., Ltd.	11,085	370,608
Shinhan Financial Group Co., Ltd.	210,862	9,707,370
Shinsegae Co., Ltd.	3,270	679,059
SK Chemicals Co., Ltd.	12,100	690,248
SK Holdings Co., Ltd.	8,641	1,544,705
SK Innovation Co., Ltd.	30,371	2,329,798
SK Networks Co., Ltd.(1)	40,500	406,265
SK Telecom Co., Ltd.	18,500	5,089,213
SK Telecom Co., Ltd. ADR	25,326	768,391
Woongjin Coway Co., Ltd.	15,560	1,240,980
Woori Finance Holdings Co., Ltd.(1)	138,021	1,702,575
Woori Investment & Securities Co., Ltd.	65,922	735,722
Yuhan Corp.	4,370	769,792
Zyle Motor Sales Corp.(1)(2)	4,895	10,901

		$227,485,677

Sri Lanka — 0.3%
Aitken Spence PLC	492,600	$415,907
Chevron Lubricants Lanka PLC	296,142	759,336
Commercial Bank of Ceylon PLC	2,131,534	2,547,859
Dialog Axiata PLC	1,996,455	175,824
Distilleries Co. of Sri Lanka PLC	785,988	1,276,716
Hatton National Bank PLC	685,989	1,012,796
John Keells Holdings PLC	2,320,873	4,545,561
National Development Bank PLC	304,021	603,510
Sampath Bank PLC	407,118	755,419

		$12,092,928

Taiwan — 5.8%
Acer, Inc.(1)	873,380	$613,415
Advanced Semiconductor Engineering, Inc.	1,929,281	2,253,504
Advantech Co., Ltd.	205,428	1,449,717
Altek Corp.(1)	294,911	249,166
Ambassador Hotel	221,000	200,961
AmTRAN Technology Co., Ltd.	376,765	229,467
Asia Cement Corp.	1,183,967	1,512,232
Asia Optical Co., Inc.(1)	187,913	292,700
Asustek Computer, Inc.	216,174	2,062,814
AU Optronics Corp.	3,013,925	1,268,289
AU Optronics Corp. ADR	33,754	140,417
Capital Securities Corp.	605,143	198,771
Catcher Technology Co., Ltd.	215,100	1,992,204
Cathay Financial Holding Co., Ltd.	3,794,019	6,166,738
Cathay Real Estate Development Co., Ltd.	660,000	344,546
Chang Hwa Commercial Bank, Ltd.	1,742,598	1,067,857
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,928,576

Security	Shares	Value
Cheng Uei Precision Industry Co., Ltd.	149,516	$267,715
Chicony Electronics Co., Ltd.	158,134	472,970
China Airlines, Ltd.(1)	940,963	315,661
China Development Financial Holding Corp.	6,528,106	2,002,400
China Life Insurance Co., Ltd.	1,289,921	1,063,212
China Motor Corp.	1,026,930	914,166
China Petrochemical Development Corp.	1,522,857	476,858
China Steel Corp.	6,433,886	5,497,577
Chipbond Technology Corp.	240,000	439,774
Chong Hong Construction Co., Ltd.	157,868	360,417
Chunghwa Telecom Co., Ltd.	2,476,909	7,457,395
Clevo Co.	206,579	364,334
CMC Magnetics Corp.(1)	1,370,000	211,257
Compal Electronics, Inc.	1,488,557	1,113,604
Coretronic Corp.(1)	211,734	341,808
CTBC Financial Holding Co., Ltd.	6,082,079	4,085,014
D-Link Corp.	366,781	218,287
Delta Electronics, Inc.	566,603	3,579,384
E.Sun Financial Holding Co., Ltd.	2,670,513	1,619,260
Elan Microelectronics Corp.	142,410	242,253
Epistar Corp.	321,439	600,528
Eternal Materials Co., Ltd.	320,232	332,452
EVA Airways Corp.(1)	1,467,999	776,621
Evergreen Marine Corp.(1)	1,159,717	680,184
Everlight Chemical Industrial Corp.	343,814	329,157
Everlight Electronics Co., Ltd.	103,212	220,985
Far Eastern Department Stores, Ltd.	1,496,944	1,442,484
Far Eastern International Bank	943,095	317,928
Far Eastern New Century Corp.	2,028,739	2,043,265
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,299,424
Faraday Technology Corp.	437,215	494,394
Feng Hsin Iron & Steel Co., Ltd.	172,000	230,023
First Financial Holding Co., Ltd.	3,125,415	1,881,161
Formosa Chemicals & Fibre Corp.	1,780,214	4,115,225
Formosa International Hotels Corp.	37,022	392,737
Formosa Petrochemical Corp.	985,153	2,389,116
Formosa Plastics Corp.	2,620,853	6,211,585
Formosa Taffeta Co., Ltd.	545,000	534,785
Formosan Rubber Group, Inc.	450,000	477,881
Foxconn International Holdings, Ltd.(1)	1,168,000	607,249
Foxconn Technology Co., Ltd.	333,518	824,090
Fubon Financial Holding Co., Ltd.	2,872,833	4,402,213
Giant Manufacturing Co., Ltd.	228,093	1,776,070
Gintech Energy Corp.(1)	266,294	232,262
Goldsun Development & Construction Co., Ltd.(1)	617,053	218,107
Great Wall Enterprise Co., Ltd.	321,362	313,228
HannStar Display Corp.	1,033,317	276,451
Highwealth Construction Corp.	250,428	399,545
Hiwin Technologies Corp.	176,000	1,569,540
Hon Hai Precision Industry Co., Ltd.	3,692,326	11,629,862
Hotai Motor Co., Ltd.	98,000	1,333,487
HTC Corp.	246,311	1,067,506
Hua Nan Financial Holdings Co., Ltd.	2,516,424	1,467,858
Huaku Development Co., Ltd.	187,010	356,286
Innolux Corp.	2,855,987	1,232,554
Inotera Memories, Inc.(1)	2,102,619	3,110,596
Inventec Co., Ltd.	1,330,753	865,503

Security	Shares	Value
King Yuan Electronics Co., Ltd.	711,274	$605,237
Kinsus Interconnect Technology Corp.	166,280	617,170
Largan Precision Co., Ltd.	45,042	3,222,440
Lee Chang Yung Chemical Industry Corp.	253,644	138,923
Lite-On Technology Corp.	744,056	1,070,193
Macronix International Corp., Ltd.(1)	1,015,868	227,342
MediaTek, Inc.	378,371	5,603,560
Mega Financial Holding Co., Ltd.	4,503,610	3,690,961
Merida Industry Co., Ltd.	435,907	3,035,125
Mitac International Corp.	313,036	257,922
Nan Kang Rubber Tire Co., Ltd.	889,819	980,987
Nan Ya Plastics Corp.	3,006,303	6,581,053
Nanya Technology Corp.(1)	281,593	557,325
Novatek Microelectronics Corp., Ltd.	263,479	1,300,318
Oriental Union Chemical Corp.	453,200	384,137
Pegatron Corp.	553,486	1,017,411
Phison Electronics Corp.	43,692	304,254
Pou Chen Corp.	2,168,764	2,409,358
Powertech Technology, Inc.	366,725	663,058
President Chain Store Corp.	619,120	4,439,057
Quanta Computer, Inc.	905,065	2,297,368
Radiant Opto-Electronics Corp.	206,350	816,248
Radium Life Tech Co., Ltd.	335,361	195,480
Realtek Semiconductor Corp.	165,542	587,860
RichTek Technology Corp.	87,497	444,657
Ruentex Development Co., Ltd.	338,533	546,426
Ruentex Industries, Ltd.	1,161,953	2,582,437
Sanyang Industrial Co., Ltd.	1,509,000	1,383,955
Shin Kong Financial Holding Co., Ltd.	3,142,083	952,428
Shin Kong Synthetic Fibers Corp.	965,996	346,001
Siliconware Precision Industries Co., Ltd.	613,260	842,232
Siliconware Precision Industries Co., Ltd. ADR	74,607	508,820
Simplo Technology Co., Ltd.	123,820	597,357
Sino-American Silicon Products, Inc.(1)	183,259	273,541
SinoPac Financial Holdings Co., Ltd.	3,524,406	1,511,170
Solar Applied Materials Technology Corp.	329,817	282,142
Synnex Technology International Corp.	651,960	900,180
Tainan Spinning Co., Ltd.	1,430,703	847,650
Taishin Financial Holdings Co., Ltd.	3,522,983	1,648,869
Taiwan Business Bank(1)	1,726,829	509,439
Taiwan Cement Corp.	1,724,118	2,566,052
Taiwan Cooperative Financial Holding Co., Ltd.	1,957,772	1,055,073
Taiwan Fertilizer Co., Ltd.	436,000	720,222
Taiwan Glass Industry Corp.	252,874	209,289
Taiwan Life Insurance Co., Ltd.(1)	383,464	247,599
Taiwan Mobile Co., Ltd.	1,170,052	3,547,983
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	24,387,876
Taiwan Tea Corp.	661,346	381,101
Tatung Co., Ltd.(1)	1,214,645	354,246
Teco Electric & Machinery Co., Ltd.	1,226,000	1,258,928
Tong Yang Industry Co., Ltd.	379,826	404,182
TPK Holding Co., Ltd.	83,515	499,302
Transcend Information, Inc.	63,886	212,064
Tripod Technology Corp.	152,979	315,612
TSRC Corp.	381,087	456,254
TTY Biopharm Co., Ltd.	307,255	675,562
Tung Ho Steel Enterprise Corp.	293,385	237,598

Security	Shares	Value
U-Ming Marine Transport Corp.	202,000	$307,361
Uni-President Enterprises Corp.	3,707,333	6,430,085
Unimicron Technology Corp.	527,171	392,345
United Microelectronics Corp.	3,348,361	1,381,100
United Microelectronics Corp. ADR	93,397	185,860
Vanguard International Semiconductor Corp.	784,175	1,145,223
Walsin Lihwa Corp.(1)	1,085,980	356,644
Wan Hai Lines, Ltd.	606,375	434,061
Waterland Financial Holdings	1,533,437	433,486
Wintek Corp.(1)	706,482	151,715
Wistron Corp.	881,587	897,736
WPG Holdings Co., Ltd.	548,136	670,576
Yageo Corp.	702,100	508,927
Yang Ming Marine Transport(1)	1,116,288	485,955
Yieh Phui Enterprise	974,984	296,048
Yuanta Financial Holding Co., Ltd.	4,734,547	2,332,636
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	629,537
Yulon Motor Co., Ltd.	1,212,420	1,811,041

		$224,026,432

Thailand — 3.7%
Advanced Info Service PCL(6)	1,475,800	$10,232,926
Airports of Thailand PCL(6)	461,100	3,389,875
AP Thailand PCL(6)	4,190,600	928,960
Bangkok Bank PCL	104,400	655,925
Bangkok Bank PCL(6)	387,900	2,508,616
Bangkok Bank PCL NVDR	35,000	219,898
Bangkok Dusit Medical Services PCL(6)	8,414,000	4,792,483
Bangkok Expressway PCL(6)	895,900	1,049,026
Banpu PCL(6)	1,358,000	1,234,416
BEC World PCL(6)	1,693,300	2,450,735
Berli Jucker PCL(6)	1,258,600	1,793,556
Big C Supercenter PCL(6)	113,000	804,775
Bumrungrad Hospital PCL(6)	712,200	2,890,939
Cal-Comp Electronics (Thailand) PCL(6)	1,872,000	174,248
Central Pattana PCL(6)	1,760,000	2,518,380
Charoen Pokphand Foods PCL(6)	3,885,900	3,609,092
CP ALL PCL(6)	4,847,200	6,681,083
Delta Electronics (Thailand) PCL(6)	1,516,370	2,892,219
Electricity Generating PCL(6)	382,000	1,940,840
G Steel PCL(1)(2)(6)	23,786,500	131,147
Glow Energy PCL(6)	803,700	2,359,727
Hana Microelectronics PCL(6)	1,416,900	1,844,846
Home Product Center PCL(6)	1,304,800	418,647
Indorama Ventures PCL(6)	1,721,800	1,350,440
Intouch Holdings PCL(6)	426,000	950,845
Intouch Holdings PCL NVDR	1,094,200	2,442,375
IRPC PCL(6)	9,870,200	1,045,198
Italian-Thai Development PCL(1)(6)	12,830,980	2,323,080
Kasikornbank PCL(6)	1,102,800	7,937,866
Kiatnakin Bank PCL(6)	747,800	973,002
Krung Thai Bank PCL(6)	4,377,325	3,190,902
Land & Houses PCL(6)	6,197,300	1,984,743
Major Cineplex Group PCL(6)	1,728,400	1,287,033
Minor International PCL(6)	2,890,691	3,300,172
Precious Shipping PCL(6)	622,500	459,261

Security	Shares	Value
PTT Exploration & Production PCL(6)	1,286,216	$6,336,194
PTT Global Chemical PCL(6)	1,519,650	2,854,287
PTT PCL(6)	810,900	8,992,042
Quality House PCL(6)	12,628,100	1,637,899
Ratchaburi Electricity Generating Holding PCL(6)	578,300	1,055,721
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	193,996
Siam Cement PCL(6)	285,200	3,951,902
Siam City Cement PCL(6)	64,900	868,069
Siam Commercial Bank PCL(6)	1,467,100	8,218,393
Sino Thai Engineering & Construction PCL(6)	3,940,800	3,268,214
Thai Airways International PCL(1)(6)	1,290,500	566,475
Thai Beverage PCL	7,336,000	4,390,760
Thai Oil PCL(6)	812,500	1,288,075
Thai Union Frozen Products PCL(6)	1,035,498	2,357,389
Thanachart Capital PCL(6)	1,051,500	1,204,826
Thoresen Thai Agencies PCL(1)(6)	1,612,777	1,110,788
TMB Bank PCL(6)	29,224,000	2,770,318
Total Access Communication PCL(6)	1,135,000	3,672,825
Toyo-Thai Corp. PCL(6)	254,300	242,609
TPI Polene PCL(6)	1,950,600	1,145,904
True Corp. PCL(1)(6)	9,735,381	3,566,633
TTW PCL(6)	4,040,000	1,493,570

		$143,954,165

Turkey — 3.1%
Akbank TAS	2,438,481	$7,944,994
Akcansa Cimento AS	90,700	571,908
Akenerji Elektrik Uretim AS(1)	524,095	253,406
Aksa Akrilik Kimya Sanayii AS	228,054	686,860
Alarko Holding AS	207,704	349,339
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	225,040
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	284,148	3,284,806
Arcelik AS	627,359	3,346,143
Asya Katilim Bankasi AS(1)	874,200	329,113
Aygaz AS	177,606	724,932
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	194,225
BIM Birlesik Magazalar AS	318,192	6,661,417
Cimsa Cimento Sanayi ve Ticaret AS	116,200	753,032
Coca-Cola Icecek AS	112,100	2,412,082
Dogan Sirketler Grubu Holding AS(1)	2,775,652	805,162
Dogus Otomotiv Servis ve Ticaret AS	140,556	546,146
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	552,897
Enka Insaat ve Sanayi AS	1,968,589	4,496,653
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	7,872,705
Ford Otomotiv Sanayi AS(1)	72,303	830,183
Gubre Fabrikalari TAS	386,800	667,414
Haci Omer Sabanci Holding AS	1,118,249	4,711,031
Ihlas Holding AS(1)	3,341,600	424,874
Is Gayrimenkul Yatirim Ortakligi AS	464,030	260,901
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	3,292,301
KOC Holding AS	1,484,843	6,862,803
Koza Altin Isletmeleri AS	122,800	914,806
Net Holding AS	282,129	329,746
Petkim Petrokimya Holding AS	1,192,041	1,761,184
Sekerbank TAS(1)	658,499	548,721

Security	Shares	Value
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	$222,901
TAV Havalimanlari Holding AS	344,300	2,764,349
Tekfen Holding AS(1)	562,971	1,251,444
Tofas Turk Otomobil Fabrikasi AS	172,700	970,953
Trakya Cam Sanayii AS	805,725	902,879
Tupras-Turkiye Petrol Rafinerileri AS	290,241	5,840,591
Turcas Petrolculuk AS	350,729	348,509
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,341,542	3,814,206
Turk Sise ve Cam Fabrikalari AS	1,719,283	2,178,710
Turk Telekomunikasyon AS	1,057,800	2,796,020
Turkcell Iletisim Hizmetleri AS(1)	1,358,794	7,103,182
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	505,811
Turkiye Garanti Bankasi AS	2,651,274	9,318,602
Turkiye Halk Bankasi AS	791,800	4,763,502
Turkiye Is Bankasi	1,891,806	4,204,104
Turkiye Sinai Kalkinma Bankasi AS	1,414,933	1,192,484
Turkiye Vakiflar Bankasi TAO	1,475,721	2,736,130
Ulker Gida Sanayi ve Ticaret AS	204,629	1,353,206
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,583,041
Yapi ve Kredi Bankasi AS	1,181,493	2,319,941
Yazicilar Holding AS	107,100	969,066

		$119,754,455

Ukraine — 0.3%
Astarta Holding NV(1)	105,037	$1,181,776
Avangardco Investments Public, Ltd. GDR(1)(3)	56,788	448,324
Ferrexpo PLC	2,874,455	5,215,787
MHP SA GDR(3)	328,719	3,909,990

		$10,755,877

United Arab Emirates — 1.5%
Aabar Investments (PJSC)(1)(2)	3,577,200	$1,899,165
Abu Dhabi Commercial Bank (PJSC)	1,922,386	4,420,502
Abu Dhabi National Hotels	832,200	726,164
Agthia Group (PJSC)	623,000	1,105,681
Air Arabia (PJSC)	6,041,100	2,250,282
Ajman Bank (PJSC)(1)	602,800	429,867
Al Waha Capital PJSC	1,401,285	1,147,440
Aldar Properties (PJSC)	3,816,500	4,066,370
Arabtec Holding Co.(1)	7,077,243	8,841,986
DP World, Ltd.	416,236	8,605,329
Dubai Financial Market	1,713,500	1,559,762
Dubai Investments (PJSC)	1,239,239	1,206,109
Emaar Properties (PJSC)	3,011,580	9,459,074
First Gulf Bank (PJSC)	940,362	4,796,968
National Bank of Abu Dhabi (PJSC)	1,260,312	4,947,603
National Central Cooling Co. (Tabreed)	1,050,547	479,874
Ras Al Khaimah Co.	718,410	323,161
Ras Al Khaimah Properties (PJSC)	1,262,100	343,892
Union National Bank	1,180,087	2,147,758

		$58,756,987

Security		Shares	Value
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC		1,013,311	$1,246,581
Bao Viet Holdings		371,340	702,691
Danang Rubber JSC		323,830	929,251
Development Investment Construction Corp.(1)		505,325	357,411
FPT Corp.		2	5
Gemadept Corp.		648,433	1,090,826
HAGL JSC		1,153,680	1,326,116
Hoa Phat Group JSC		972,670	2,636,596
Kim Long Securities Corp.		1,311,300	784,986
Kinh Bac City Development Share Holding Corp.(1)		590,200	417,206
Kinhdo Corp.		387,216	1,084,791
Masan Group Corp.(1)		456,400	1,764,229
PetroVietnam Construction JSC(1)		870,460	278,490
PetroVietnam Drilling and Well Services JSC		651,398	2,977,208
PetroVietnam Fertilizer & Chemical JSC		342,540	490,368
PetroVietnam Gas JSC		69,600	347,395
Pha Lai Thermal Power JSC		754,210	900,861
Refrigeration Electrical Engineering Corp.		211,990	302,009
Song Da Urban & Industrial Zone Investment and Development JSC(1)		339,950	391,820
Tan Tao Investment Industry Co.(1)		1,048,757	435,194
Vietnam Construction and Import-Export JSC		459,600	304,612
Vietnam Dairy Products JSC		448,250	2,215,796
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,081,023	733,716
Vingroup JSC		1,382,444	3,123,040
Vinh Son - Song Hinh Hydropower JSC		750,120	516,790

			$25,357,988

Total Common Stocks (identified cost $2,932,000,312)			$3,813,601,472

Equity-Linked Securities(4)(7) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	14,400	$440,487
Al Rajhi Bank	2/16/15	126,533	2,407,512
Al Tayyar	7/2/15	32,687	1,256,923
Alinma Bank	2/23/15	182,900	1,195,754
Almarai Co.	11/24/14	42,670	914,243
Arab National Bank	5/11/15	96,000	868,934
Bank Albilad	4/30/15	25,700	379,422
Banque Saudi Fransi	2/23/15	65,833	667,754
Company for Cooperative Insurance (The)	5/11/15	21,600	399,462
Dar Al Arkan Real Estate Development	8/10/15	70,500	261,266
Etihad Etissalat Co.	12/5/14	119,020	2,859,455
Fawaz Abdulaziz Alhokair Co.	2/23/15	53,700	1,798,327
Fitaihi Holding Group	9/24/15	57,200	382,725
Jarir Marketing Co.	5/4/15	17,100	919,214
Mobile Telecommunications Co.	5/4/15	88,722	252,472
Mohammad Al-Mojil Group(1)(2)	1/6/16	38,000	0
National Industrialization Co.	5/4/15	117,783	1,216,834
Rabigh Refining and Petrochemicals Co.	10/13/14	55,300	487,273

Security	Maturity Date	Shares	Value
Rabigh Refining and Petrochemicals Co.	7/24/17	28,700	$252,505
Riyad Bank	12/15/14	137,000	771,604
Sahara Petrochemical Co.	9/21/15	101,700	707,588
Samba Financial Group	2/10/15	53,866	687,901
Saudi Airlines Catering Co.	8/3/15	14,700	744,542
Saudi Arabian Fertilizer Co.	5/11/15	19,466	848,537
Saudi Arabian Mining Co.	5/11/15	45,000	488,232
Saudi Basic Industries Corp.	2/23/15	91,400	3,197,894
Saudi British Bank	3/27/15	63,533	1,037,348
Saudi Cable Co.	8/10/15	56,000	197,053
Saudi Cement Co.	8/10/15	20,250	615,468
Saudi Ceramic Co.	4/13/15	9,000	349,726
Saudi Chemical Co.	5/1/15	11,900	241,121
Saudi Electricity Co.	3/27/15	167,000	765,812
Saudi Industrial Investment Group	3/27/15	49,800	529,688
Saudi International Petrochemical Co.	3/27/15	67,870	774,458
Saudi Kayan Petrochemical Co.	3/27/15	145,500	645,802
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	50,599	677,794
Saudi Telecom Co.	5/11/15	86,900	1,720,020
Savola Group	2/2/15	93,100	2,060,173
Yamamah Saudi Cement Co. Ltd.	2/2/15	23,300	403,780
Yanbu National Petrochemical Co.	3/9/15	29,100	558,525

Total Equity-Linked Securities (identified cost $22,784,344)			$34,983,628

Investment Funds — 0.2%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		2,610,433	$7,700,777

Total Investment Funds (identified cost $7,133,855)			$7,700,777

Rights(1) — 0.0%(5)

Security		Shares	Value
Agile Property Holdings, Ltd., Exp. 11/11/14		97,200	$9,639
New World Resources PLC, Class A		6,551,551	15,050
Six of October Development & Investment Co., Exp. 10/30/14		758,613	1,457,800

Total Rights (identified cost $1,371,463)			$1,482,489

Warrants(1) — 0.0%(5)

Security		Shares	Value
Indorama Ventures PCL, Exp. 8/24/17, Strike THB 36.00		172,180	$21,984
Indorama Ventures PCL, Exp. 8/24/18, Strike THB 43.00		132,446	12,826

Total Warrants (identified cost $0)			$34,810

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/14	$30,911	$30,911,458

Total Short-Term Investments (identified cost $30,911,458)		$30,911,458

Total Investments — 100.1% (identified cost $2,994,201,432)		$3,888,714,634

Other Assets, Less Liabilities — (0.1)%		$(4,937,067)

Net Assets — 100.0%		$3,883,777,567

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, the aggregate value of these securities is $83,568,461 or 2.2% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $36,555,966 or 0.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	14.1%	$546,250,070
Hong Kong Dollar	8.0	309,127,386
Indian Rupee	6.7	258,654,588
Mexican Peso	6.1	235,238,462
South African Rand	6.0	233,698,515

Currency	Percentage of Net Assets	Value
South Korean Won	5.8%	$224,961,051
New Taiwan Dollar	5.7	222,584,086
Brazilian Real	5.2	201,168,474
Thai Baht	3.5	138,060,050
Indonesian Rupiah	3.1	121,152,083
Polish Zloty	3.1	119,585,925
New Turkish Lira	3.1	119,248,644
Malaysian Ringgit	2.8	110,370,198
Chilean Peso	2.2	84,544,350
Euro	2.1	83,426,069
Egyptian Pound	1.8	71,050,418
Kuwaiti Dinar	1.8	68,645,876
Philippine Peso	1.6	63,768,995
Qatari Riyal	1.6	62,495,027
United Arab Emirates Dirham	1.5	59,753,303
Colombian Peso	1.4	53,809,045
Czech Koruna	1.2	47,183,055
Hungarian Forint	1.2	44,999,090
Other currency, less than 1% each	10.5	408,939,874

Total Investments	100.1%	$3,888,714,634

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.1%	$1,052,855,735
Telecommunication Services	10.3	399,803,882
Energy	10.0	387,113,457
Industrials	9.8	380,317,633
Materials	9.7	378,662,010
Consumer Staples	8.8	342,684,129
Consumer Discretionary	8.0	311,268,911
Information Technology	7.9	305,031,835
Utilities	4.8	187,477,908
Health Care	2.7	104,886,899
Short-Term Investments	0.8	30,911,458
Investment Funds	0.2	7,700,777

Total Investments	100.1%	$3,888,714,634

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,030,977,782

Gross unrealized appreciation	$1,149,939,754
Gross unrealized depreciation	(292,202,902)

Net unrealized appreciation	$857,736,852

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$49,134,107	$1,589,800,551		$1,023,688	$1,639,958,346
Emerging Europe	68,505,003	654,488,626		0	722,993,629
Latin America	739,458,064	—		—	739,458,064
Middle East/Africa	8,216,401	701,075,867		1,899,165	711,191,433
Total Common Stocks	$865,313,575	$2,945,365,044	**	$2,922,853	$3,813,601,472
Equity-Linked Securities	$—	$34,983,628		$0	$34,983,628
Investment Funds	—	7,700,777		—	7,700,777
Rights	1,482,489	—		—	1,482,489
Warrants	34,810	—		—	34,810
Short-Term Investments	—	30,911,458		—	30,911,458
Total Investments	$866,830,874	$3,018,960,907		$2,922,853	$3,888,714,634

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented.

At September 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014